United States
		Securities and Exchange Commission
		      Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	200 Business Park Drive, Suite 300A
		Armonk, NY  10504

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		914-730-9060
Signature, Place, and Date of Signing:

	Donald von Wedel	Armonk, NY	February 10, 2004
Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:
None

I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2004

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$75,783

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209     1332    83000 SH       SOLE                    83000
Altria Group Inc.(Philip Morri COM              02209s103      762    14009 SH       SOLE                    14009
American Barrick Gold Corp.    COM              067901108     1438    63335 SH       SOLE                    63335
American International         COM              026874107     4506    67983 SH       SOLE                    67983
Amex Industrial Energy Select  COM              81369y506     1579    57300 SH       SOLE                    57300
Annaly Mtg. Mgmt. Inc.         COM              035710409     2558   139000 SH       SOLE                   139000
BP Amoco PLC                   COM              055622104      261     5292 SH       SOLE                     5292
Bristol Meyers Squibb          COM              110122108      235     8228 SH       SOLE                     8228
Burlington Industries, Inc.    COM              121693105        0    15000 SH       SOLE                    15000
Calpine Corporation            COM              131347106      152    31600 SH       SOLE                    31600
Carlisle Companies, Inc.       COM              142339100      962    15800 SH       SOLE                    15800
Community Banks Inc, Millersbu COM              203628102      332     8447 SH       SOLE                     8447
Conocophilips                  COM              20825c104     4200    64050 SH       SOLE                    64050
DJII Diamonds                  COM              252787106     1631    15600 SH       SOLE                    15600
Delphi Corporation             COM              247126105     1296   126960 SH       SOLE                   126960
Delta Air Lines, Inc.          COM              247361108      907    76800 SH       SOLE                    76800
Devon Energy Inc.              COM              25179M103     2299    40150 SH       SOLE                    40150
Diamond Offshore Drilling, Inc COM              25271C102     1885    91900 SH       SOLE                    91900
Exxon Mobil Corp.              COM              30231G102     2511    61234 SH       SOLE                    61234
FleetBostonFinancial Corp      COM              339030108     1820    41700 SH       SOLE                    41700
General Electric               COM              369604103      617    19900 SH       SOLE                    19900
Hughes Electric Corp.          COM              444418107      354    21418 SH       SOLE                    21418
INCO Ltd.                      COM              453258402     1664    41800 SH       SOLE                    41800
Int'l Bus Machines             COM              459200101      559     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108     1596   116550 SH       SOLE                   116550
Marathon Oil Corp.             COM              565849106      927    28000 SH       SOLE                    28000
Mellon Financial Corp          COM              58551A108      955    29740 SH       SOLE                    29740
Merck & Company                COM              589331107      986    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     3779    78900 SH       SOLE                    78900
Nisource Inc.                  COM              65473P105     1490    67900 SH       SOLE                    67900
Norfolk Southern               COM              655844108      279    11799 SH       SOLE                    11799
Nova Chemicals Corp. Com with  COM              66977W109     3892   144400 SH       SOLE                   144400
PPL Corp.                      COM              69351t106      552    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100      701    64700 SH       SOLE                    64700
PepsiCo                        COM              713448108      261     5592 SH       SOLE                     5592
Rowan Cos Inc.                 COM              779382100      809    34900 SH       SOLE                    34900
Southern Co.                   COM              842587107      944    31200 SH       SOLE                    31200
Southwestern Energy Company    COM              845467109     1279    53500 SH       SOLE                    53500
Standard & Poors Depository Re COM              78462F103     1057     9500 SH       SOLE                     9500
Teco Energy                    COM              872375100     2350   163100 SH       SOLE                   163100
The Timken Company             COM              887389104     2413   120270 SH       SOLE                   120270
TransCanada Corp. (Holding Co. COM              89353d107      269    12500 SH       SOLE                    12500
Trinity Industries             COM              896522109     1117    36220 SH       SOLE                    36220
Union Pacific                  COM              907818108      556     8000 SH       SOLE                     8000
Unisys Corp.                   COM              909214108     1881   126700 SH       SOLE                   126700
United States Steel Corp New   COM              912909108     3386    96700 SH       SOLE                    96700
Unumprovident Corp             COM              91529Y106      334    21200 SH       SOLE                    21200
Verizon Communication          COM              92343v104     1022    29128 SH       SOLE                    29128
Washington Mutual Inc.         COM              939322103     2699    67281 SH       SOLE                    67281
Wyeth                          COM              983024100      509    12000 SH       SOLE                    12000
York International             COM              986670107      436    11850 SH       SOLE                    11850
HSBC Holdings PLC              COM              404280406      891    11304 SH       SOLE                    11304
I Shares Inc MSCI Hong Kong In COM              464286871     1617   161700 SH       SOLE                   161700
I Shares Inc MSCI United Kingd COM              464286699     1355    87000 SH       SOLE                    87000
I Shares MSCI Taiwan Index Fun COM              464286731     1344   119600 SH       SOLE                   119600
Templeton Dragon Fund, Inc.    COM              88018T101      237    13200 SH       SOLE                    13200